Submission	Sep. 02, 2025
Submission [Line Items]
Central Index Key	0002062440
Registrant Name	Kyivstar Group Ltd.
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A